Shareholder Report, Holdings (Details) - Langar Global HealthTech ETF	Dec. 31, 2024
Intuitive Surgical Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Siemens Healthineers AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
GE HealthCare Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
ResMed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
IQVIA Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Koninklijke Philips NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dexcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Veeva Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Sonova Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Insulet Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Medical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.80%
Medical Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Biotech [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%